intangible assets and goodwill (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($) item	Jun. 30, 2023 CAD ($)
intangible assets and goodwill
Balance at beginning of the period			$ 29,779
Amortization	$ 386	$ 408	759	$ 790
Balance at end of the period	30,871		30,871
Accumulated impairment losses of goodwill			0
Carrying amount	$ 100		$ 100
Carrying amount (as percent)	2.00%		2.00%
Discount rate	9.90%		9.90%
Perpetual growth rate	3.00%		3.00%
Contractual commitments for the acquisition of intangible assets	$ 24	$ 25	$ 24	$ 25
Long term liability for spectrum license	298		298
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			37,059
Additions			1,452
Additions arising from business acquisitions			252
Dispositions, retirements and other (including capitalized interest)			(238)
Net foreign exchange differences			136
Balance at end of the period	38,661		38,661
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(7,280)
Amortization			(759)
Dispositions, retirements and other (including capitalized interest)			(263)
Net foreign exchange differences			14
Balance at end of the period	(7,790)		(7,790)
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period			12,250
Balance at end of the period	13,172		13,172
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			12,250
Additions			918
Dispositions, retirements and other (including capitalized interest)			4
Balance at end of the period	13,172		$ 13,172
Spectrum Licences 3800 Mhz
intangible assets and goodwill
Number of spectrum licenses purchased | item			1,430
Intangible assets subject to amortization	620		$ 620
Percentage of total purchase price remitted as per terms of the auction			20.00%
Amount remitted per terms of the auction			$ 124
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period			19,721
Balance at end of the period	20,598		20,598
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			26,637
Additions			1,452
Additions arising from business acquisitions			101
Dispositions, retirements and other (including capitalized interest)			(238)
Net foreign exchange differences			72
Balance at end of the period	28,024		28,024
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(6,916)
Amortization			(759)
Dispositions, retirements and other (including capitalized interest)			(263)
Net foreign exchange differences			14
Balance at end of the period	(7,426)		(7,426)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period			7,471
Balance at end of the period	7,426		7,426
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			14,387
Additions			534
Additions arising from business acquisitions			101
Dispositions, retirements and other (including capitalized interest)			(242)
Net foreign exchange differences			72
Balance at end of the period	14,852		14,852
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(6,916)
Amortization			(759)
Dispositions, retirements and other (including capitalized interest)			(263)
Net foreign exchange differences			14
Balance at end of the period	(7,426)		(7,426)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period			3,827
Balance at end of the period	3,757		3,757
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			5,360
Additions			28
Additions arising from business acquisitions			85
Dispositions, retirements and other (including capitalized interest)			(2)
Net foreign exchange differences			61
Balance at end of the period	5,532		5,532
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(1,533)
Amortization			(236)
Dispositions, retirements and other (including capitalized interest)			(5)
Net foreign exchange differences			11
Balance at end of the period	(1,775)		(1,775)
Software
intangible assets and goodwill
Balance at beginning of the period			2,779
Balance at end of the period	2,759		2,759
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			7,915
Additions			55
Additions arising from business acquisitions			13
Assets under construction put into service			383
Dispositions, retirements and other (including capitalized interest)			(243)
Net foreign exchange differences			1
Balance at end of the period	8,124		8,124
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(5,136)
Amortization			(477)
Dispositions, retirements and other (including capitalized interest)			(248)
Balance at end of the period	(5,365)		(5,365)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period			335
Balance at end of the period	352		352
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			582
Additions			40
Additions arising from business acquisitions			3
Dispositions, retirements and other (including capitalized interest)			3
Net foreign exchange differences			10
Balance at end of the period	638		638
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(247)
Amortization			(46)
Dispositions, retirements and other (including capitalized interest)			(10)
Net foreign exchange differences			3
Balance at end of the period	(286)		(286)
Assets under construction.
intangible assets and goodwill
Balance at beginning of the period			530
Balance at end of the period	558		558
Assets under construction. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			530
Additions			411
Assets under construction put into service			(383)
Balance at end of the period	558		558
Goodwill.
intangible assets and goodwill
Balance at beginning of the period			10,058
Balance at end of the period	10,273		10,273
Goodwill. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			10,422
Additions arising from business acquisitions			151
Net foreign exchange differences			64
Balance at end of the period	10,637		10,637
Goodwill. | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(364)
Balance at end of the period	$ (364)		$ (364)